TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December, 31
	2020	2021

In respect of:
Net operating loss carry forward	$34,835	$39,280
Research and development expenses	7,133	5,153
Other	1,085	875
Less – valuation allowance	(43,053)	(45,308)
Net deferred tax assets	$-	$-

Schedule of roll forward of valuation allowance
Balance at January 1, 2019	$26,166
Additions	8,781
Balance at December 31, 2019	$34,947
Additions	8,106
Balance at December 31, 2020	$43,053
Additions	2,255
Balance at December 31, 2021	$45,308